Related parties transactions	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Related parties transactions

20. Related parties transactions

As of December 31, 2018, the Group’s related parties include key management (Board of Directors and Executive Committee) and members of their immediate families. The following transactions were carried out with related parties:

•	Key management remuneration

The Board of Directors is composed of 8 members, whereas the Executive Committee is composed of 7 members. The following table sets forth the total remuneration recorded for members of the Board of Directors and Executive Committee:

	Year ended December 31,
in USD ‘000	2018	2017
Short-term employee benefits (including base and variable cash remuneration)	4,150	3,403
Post-employment benefits	117	135
Share-based payments	6,125	6,451
Total	10,392	9,989

•	Other transactions with related parties

There were no other significant transactions with related parties during the years presented.